Secured Term Loan Facilities and Revolving Credit Facility - Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturities of Long-term Debt [Abstract]
Due within one year	$ 83,352	$ 81,128
Due in two years	70,600	188,586
Due in three years	128,725	41,823
Due in four years	60,600	99,948
Due in five years	302,461	31,823
Due in more than five years	126,452	185,564
Total secured term loan facilities and revolving credit facility	772,190	628,872
Less: current portion	83,352	81,128
Secured term loan facilities and revolving credit facility, non-current portion	688,838	547,744
Total secured term loan facilities and revolving credit facility	$ 772,190	$ 628,872